Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 3.2	$ 3.4	$ 4.2	$ 6.5	$ 8.9